Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Schedule of new accounting standards and amendments to standards
Standard	Name	Effective date
IAS 16	Property, plant and equipment: Proceeds before in-tended use - Amendments to IAS 16	Jan. 01, 2022
IAS 37	Amendments to IAS 37: Onerous contracts - cost of fulfilling a contract	Jan. 01, 2022
IAS 41, IFRS 1, IFRS 9, IFRS 16 Annual improvements 2018 - 2020	Annual improvements to IAS 41 - Agriculture, IFRS 1 - First-time adoption of IFRS, IFRS 9 - Financial instruments, IFRS 16 - Leases	Jan. 01, 2022
IFRS 3	Amendments to IFRS 3: Reference to the conceptual framework	Jan. 01, 2022
Standard	Name	Effective date
IFRS 17	Insurance contracts	Jan. 01, 2023
IAS 8	Amendments to IAS 8 – Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	Jan. 01, 2023
IAS 12	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction	Jan. 01, 2023
IFRS 16	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants	Jan. 01, 2024

Schedule of estimated useful lives for current and comparative periods
Useful life in years
Software	3
ChargeBox (CBX)	7
ChargePost (CPT)	7

Schedule of estimated useful lives of right-of-use assets for property and vehicles
Useful life in years
Property (Right-of-use assets)	1-10
Vehicles (Right-of-use assets)	1-4
Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Schedule of exchange rates to convert the financial statements
	December 31, 2022
	Spot rate	Average rate
Euro per U.S. Dollar	1.0666	1.0530
	December 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1326	1.1827
	December 22, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1301	-
	Sep. 15 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1478
	Dec. 23-31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1319
	Nov. 1 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1358